WARRANT LIABILITY (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Assumptions:
Risk-free Interest Rate	0.00%	4.07%
Expected Dividend Yield	0.00%	0.00%
Expected Option Life (years)	0 years	8 months 23 days
Expected Stock Price Volatility	0.00%	56.80%
Weighted Average Fair Value	$ 0	$ 0.05